Taxes (Component of Income Tax Provision) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
U.S. federal
Current	$ 1,406	$ 1,361	$ 268
Deferred	(652)	403	909
Total	754	1,764	1,177
U.S. state and local
Current	178	134	429
Deferred	(321)	289	81
Total	(143)	423	510
Non-U.S.
Current	3,067	3,006	3,239
Deferred	(637)	105	222
Total	2,430	3,111	3,461
Total provision for income taxes	3,041	5,298	5,148
Provision for social security, real estate, personal property and other taxes	4,198	4,331	4,289
Total taxes included in net income	$ 7,239	$ 9,629	$ 9,437